WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Municipal Bonds - 96.7%
Alabama - 1.7%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants, Series D	5.000%	10/1/22	$2,000,000	$2,158,860
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,494,320
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	25,125,000	27,899,805	(a)(b)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	6,500,000	7,284,290	(c)

Total Alabama				41,837,275

Alaska - 0.1%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/37	750,000	947,745
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,183,970
State Capital Project, Series B	4.000%	12/1/36	750,000	885,000

Total Alaska				3,016,715

Arizona - 2.4%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	834,463
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	1,013,277
Lincoln South Beltway Project	5.000%	2/1/24	2,000,000	2,276,120
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,320,300
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,773,150
Arizona State IDA, Hospital Revenue:
Phoenix Children’s Hospital Project	5.000%	2/1/36	1,100,000	1,424,885
Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,665,703
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	12/1/37	8,000,000	8,453,360	(b)(d)
Intel Corp. Project	5.000%	6/1/49	8,900,000	10,239,806	(b)(d)
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	3,400,000	3,764,038	(c)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,657,320
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	4,593,040	(d)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	5,302,244	(d)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	6,255,669	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	1

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	$1,600,000	$1,782,224
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	4,932,100

Total Arizona				61,287,699

California - 11.0%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,591,510
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	5,006,442
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,606,024
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,236,719
Series A, Refunding	5.000%	5/1/29	1,255,000	1,409,177
Series A, Refunding	5.000%	5/1/30	1,700,000	1,905,989
Series A, Refunding	5.000%	5/1/31	1,850,000	2,071,445
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.190%	4/1/24	3,000,000	3,040,770	(a)(b)
San Francisco Bay Area, Series C-1, (SIFMA Municipal Swap Index Yield + 0.900%)	0.990%	5/1/23	30,000,000	30,221,700	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	7,451,760
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	5,496,127	(d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	5,318,325	(d)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	544,045	(d)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,693,030
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	8,035,000	8,614,323	(c)(d)

See Notes to Schedule of Investments.

2	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	$1,500,000	$1,806,165	(c)
California State Public Works Board, Lease Revenue:
Various Capital Projects, Series A	5.250%	10/1/25	4,000,000	4,152,400
Various Capital Projects, Series A	5.250%	10/1/26	4,385,000	4,552,069
Various Capital Projects, Series A	5.000%	10/1/27	5,180,000	5,367,827
California State, GO:
Various Purpose, Refunding	5.000%	4/1/28	3,000,000	3,952,200
Various Purpose, Refunding	4.000%	11/1/36	2,735,000	3,237,228
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,645,000	8,845,737	(c)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/33	5,000,000	6,151,300
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	3,000,000	3,641,880
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	7,000,000	8,562,750
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,517,111
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	6,470,600
Senior Proposition C, Series B	5.000%	7/1/35	7,485,000	9,666,054
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A, Refunding	5.000%	5/15/36	3,690,000	4,869,619
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	1,775,000	2,218,981	(d)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,189,690	(d)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,187,100	(d)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	6,040,906	(d)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	3,059,850	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,260,020	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	3

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	$1,695,000	$2,131,513	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,275,000	1,598,468	(d)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series C	5.000%	7/1/36	6,450,000	8,125,194
Series C	5.000%	7/1/37	3,000,000	3,776,730
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	1,200,000	1,335,660	(c)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,855,000	2,375,235
Series B	6.125%	11/1/29	17,735,000	22,706,653
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	3,000,000	3,344,550	(a)(b)
Rancho, CA, Water District Financing Authority Revenue, Series A	4.000%	8/1/37	3,335,000	4,139,135
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	5,570,000	5,942,577
Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	630,000	676,538
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,000,000	4,491,720	(e)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	8,224,812
Series A, Refunding	5.000%	10/1/43	3,000,000	3,877,950
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	6,645,000	8,619,429
Series A, Refunding	5.000%	8/1/35	3,115,000	4,036,666
Series A, Refunding	5.000%	8/1/36	1,000,000	1,292,860
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project, Refunding	5.250%	7/1/21	1,000,000	1,025,010	(f)
San Bernardino City, CA, Unified School District:
COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,274,860

See Notes to Schedule of Investments.

4	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
COP, School Financing Project, AGM	5.000%	10/1/35	$1,500,000	$1,907,370
San Francisco City & County Airport Commission, San Francisco International Airport Revenue, Series A	5.000%	1/1/34	1,000,000	1,245,060	(d)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,498,720
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,969,691
Series 2018	5.000%	8/1/43	2,000,000	2,537,680
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	2,000,000	2,007,440
Tobacco Securitization Authority of Southern California:
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/34	655,000	866,414
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,309,290
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/37	1,000,000	1,302,280
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/38	750,000	972,405

Total California				279,568,783

Colorado - 1.4%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	521,240
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	5.000%	8/1/44	5,500,000	6,743,990
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	5,037,504	(d)
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding, AGM	5.000%	12/15/27	255,000	301,438
Series 2020, Refunding, AGM	5.000%	12/1/26	385,000	474,335
Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	534,939
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	9,305,000	10,221,822

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	5

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Series 2008	6.250%	11/15/28	$8,000,000	$10,218,880
Regional Transportation District:
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/30	700,000	918,841
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/31	450,000	600,228
Denver Transit Partners Eagle P3 Project, Series A	5.000%	7/15/31	400,000	531,232

Total Colorado				36,104,449

Connecticut - 1.8%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,378,781
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,367,620
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/33	3,000,000	4,005,300
Transportation Infrastructure, Series A	5.000%	5/1/34	4,500,000	5,984,010
Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	6,214,300
Connecticut State, GO:
Series A	5.000%	4/15/28	3,700,000	4,808,705
Series A	5.000%	4/15/30	750,000	985,583
Series C	4.000%	6/1/35	1,525,000	1,880,111
Series C	4.000%	6/1/37	1,000,000	1,219,280
Series C	4.000%	6/1/38	1,250,000	1,519,675
Series E	5.000%	10/15/34	2,900,000	3,513,031
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	1,750,000	2,178,400
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,579,960
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	2,200,000	2,821,962
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,622,100

Total Connecticut				45,078,818

Delaware - 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	5,327,514

District of Columbia - 0.5%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	300,000	304,923

See Notes to Schedule of Investments.

6	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - (continued)
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	$500,000	$521,645
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	514,500
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,795,238
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,979,100
District of Columbia Water & Sewer Authority Revenue, Subordinated Lien, Series A	5.000%	10/1/37	1,290,000	1,711,301

Total District of Columbia				13,826,707

Florida - 4.7%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	2,113,020	(d)
Series 2017	5.000%	10/1/42	1,500,000	1,787,730	(d)
Series A	5.000%	10/1/27	1,750,000	2,198,210	(d)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	10,155,000	13,051,104	(d)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,731,760
Series A, Refunding	5.000%	7/1/28	5,500,000	6,487,525
Series A, Refunding	5.000%	7/1/30	5,000,000	5,866,450
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,546,088
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,230,820
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/22	1,860,000	1,962,784
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	7,162,963
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	2,154,087	(c)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,350,920
Series A, Refunding	5.000%	10/1/27	3,000,000	3,509,580
Series A, Refunding	5.000%	10/1/28	1,000,000	1,164,680
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/25	4,750,000	5,131,662
Lee County, FL, Airport Revenue:
Series A, Refunding, AGM	5.000%	10/1/21	3,580,000	3,591,563	(d)
Series A, Refunding, AGM	5.000%	10/1/22	8,000,000	8,085,040	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	7

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/34	$1,600,000	$1,940,032
Series A, Refunding	4.000%	10/1/35	1,505,000	1,819,003
Series A, Refunding	4.000%	10/1/36	1,000,000	1,204,050
Series A, Refunding	4.000%	10/1/37	2,075,000	2,490,436
Series A, Refunding	4.000%	10/1/38	2,250,000	2,692,418
Series A, Refunding	4.000%	10/1/39	1,500,000	1,790,730
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,446,640
Series B, Refunding	5.000%	7/1/25	3,730,000	4,278,347
Series B, Refunding	5.000%	7/1/26	1,700,000	1,941,060
Series B, Refunding	5.000%	7/1/27	2,350,000	2,677,144
Series B, Refunding	5.000%	7/1/28	1,000,000	1,137,730
Series B, Refunding	5.000%	7/1/30	2,500,000	2,843,400
Series B, Refunding	5.000%	7/1/31	2,750,000	3,122,680
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,234,659
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	766,623
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,216,535
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	4,127,177
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	4,650,000	4,740,350
Tampa, FL, Hospital Revenue:
H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	1,250,000	1,580,800
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	1,154,590

Total Florida				120,330,390

Georgia - 1.3%
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	4,131,120

See Notes to Schedule of Investments.

8	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	$1,400,000	$1,715,798
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	931,500
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,590,675
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,999,744
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	3,429,387
Series B	5.000%	3/15/21	7,110,000	7,173,634
Series C	4.000%	9/1/26	2,125,000	2,496,790	(a)(b)
Municipal Electric Authority, GA, Subordinated, Project One:
Series A, Refunding	5.000%	1/1/34	850,000	1,115,285
Series A, Refunding	5.000%	1/1/35	875,000	1,146,189
Series A, Refunding	5.000%	1/1/36	1,075,000	1,402,983
Series A, Refunding	5.000%	1/1/37	1,000,000	1,300,150
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,242,340

Total Georgia				31,675,595

Illinois - 12.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,908,998
Series 2018	5.000%	4/1/36	1,270,000	1,459,738
Series 2018	5.000%	4/1/37	1,400,000	1,604,862
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	1,870,000	2,123,591
Series C, Refunding	5.000%	12/1/24	2,500,000	2,758,225
Series C, Refunding	5.000%	12/1/25	1,000,000	1,127,320
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	720,000	791,042
Series A	5.000%	1/1/40	7,075,000	7,842,567
Series A	5.000%	1/1/44	2,200,000	2,415,226
Series A, Refunding	5.000%	1/1/25	4,000,000	4,422,880
Series A, Refunding	5.000%	1/1/26	1,250,000	1,403,375

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	9

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series A, Refunding	5.000%	1/1/27	$2,250,000	$2,555,752
Series A, Refunding	5.000%	1/1/34	2,350,000	2,495,653
Series B	5.500%	1/1/30	3,975,000	4,426,282
Series B, Refunding	5.500%	1/1/31	2,000,000	2,222,180
Series B, Refunding	5.500%	1/1/32	2,000,000	2,216,980
Series C, Refunding	5.000%	1/1/25	2,765,000	3,057,316
Series D, Refunding	5.500%	1/1/34	3,180,000	3,507,731
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,454,966
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,499,923
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,597,034
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,672,750
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,842,829
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,927,101
Series B, Green Bond	5.000%	12/1/32	1,735,000	2,024,172
Series B, Green Bond	5.000%	12/1/33	1,820,000	2,120,282
Series B, Green Bond	5.000%	12/1/34	1,910,000	2,221,120
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	7,445,000	9,076,125
Senior Lien, Series D	5.250%	1/1/37	4,600,000	5,594,152
Series A, Refunding	5.000%	1/1/33	2,000,000	2,289,780	(d)
Series B, Refunding	5.000%	1/1/33	4,500,000	5,184,990
Series B, Refunding	5.000%	1/1/34	10,505,000	12,086,318
Series C	5.000%	1/1/30	6,010,000	6,918,892	(d)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,771,335	(d)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	5,900,000	7,175,403
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	4.000%	12/1/50	2,000,000	2,256,360
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,827,096
Second Lien	5.000%	1/1/31	1,500,000	1,675,290
Second Lien	5.000%	1/1/32	1,000,000	1,116,240
Second Lien	5.000%	1/1/33	1,035,000	1,154,325
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,786,120

See Notes to Schedule of Investments.

10	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	$1,785,000	$2,036,614
Second Lien Project	5.000%	11/1/31	2,000,000	2,276,760
Second Lien Project	5.000%	11/1/33	1,500,000	1,699,230
Second Lien Project	5.000%	11/1/34	1,000,000	1,131,810
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,513,600
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,253,660
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	691,367
Property Tax	5.000%	1/1/30	885,000	1,104,675
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	1,000,000	1,335,790
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/34	2,000,000	2,664,760
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	514,572
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	548,839
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	502,598
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,411,963
Illinois State Finance Authority Revenue, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	735,301
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,608,350
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,967,680
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	10,642,280
Illinois State Toll Highway Authority Revenue:
Series C, Refunding	5.000%	1/1/25	8,450,000	9,982,999
Series C, Refunding	5.000%	1/1/26	5,000,000	6,116,050

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	11

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	$510,000	$616,590
Series A, Refunding, AGM	5.000%	4/1/28	475,000	598,068
Illinois State, GO:
Series 2006	5.500%	1/1/30	660,000	819,271
Series 2016	5.000%	11/1/33	3,150,000	3,528,157
Series 2016, Refunding	5.000%	2/1/26	3,605,000	4,120,551
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,522,212
Series A	5.000%	5/1/36	4,665,000	5,326,077
Series A	5.000%	5/1/39	4,800,000	5,443,344
Series A, Refunding	5.000%	10/1/27	12,805,000	14,997,344
Series A, Refunding	5.000%	10/1/28	2,000,000	2,371,500
Series A, Refunding	5.000%	10/1/30	1,275,000	1,494,606
Series B, Refunding	5.000%	9/1/27	6,015,000	7,036,828
Series B, Refunding	5.000%	10/1/27	3,000,000	3,513,630
Series D	5.000%	11/1/27	10,475,000	11,945,585
Kane County, IL, School District #131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	935,744
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,500,000	15,442,355
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	14,000,000	16,215,360
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,379,720
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	736,344
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	11,892,644
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	16,766,453
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	1,750,000	2,171,942
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,414,238
Series C, Refunding	5.000%	3/15/26	1,800,000	2,035,440

Total Illinois				323,675,222

See Notes to Schedule of Investments.

12	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 1.5%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	$2,350,000	$2,517,555	(a)(b)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	12/1/42	2,500,000	2,533,300	(b)(e)
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	3,082,447
Indiana State Health Facility Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	7,197,420
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,792,720
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,500,000	5,541,075	(d)
Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	2,900,000	3,488,526	(d)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	600,000	641,622	(d)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	8,000,000

Total Indiana				37,794,665

Iowa - 0.1%
Iowa State Finance Authority Health Care Facilities Revenue, Genesis Health System, Unrefunded	5.000%	7/1/21	1,145,000	1,148,699
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	1,235,000	1,265,035

Total Iowa				2,413,734

Kansas - 0.0%††
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	896,117

Kentucky - 2.5%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	5,102,800	(a)(b)(d)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/42	6,000,000	6,093,000	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	13

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives, Series B, Refunding	2.700%	11/10/21	$11,000,000	$11,170,390	(a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	16,011,325	(a)(b)
Kentucky State Property & Building Commission Revenue, Project No.122, Series A	4.000%	11/1/37	1,250,000	1,445,113
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,793,233
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,242,130
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,335,050	(a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/47	5,000,000	6,185,350	(a)(b)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/23	1,600,000	1,712,336
Series B, Refunding	5.000%	1/1/24	1,350,000	1,523,974
Series B, Refunding	5.000%	1/1/27	650,000	805,064
Trimble County, KY, Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	9,134,910	(b)(d)

Total Kentucky				64,554,675

Louisiana - 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	7,000,000	7,017,080	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Loop LLC Project, Series A	1.650%	9/1/27	5,015,000	5,093,886	(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,932,929
Refunding, AGM	5.000%	12/1/29	2,000,000	2,397,420
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	10,000,000	10,387,400	(a)(b)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	5,250,000	5,384,610	(a)(b)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	3,750,000	3,873,787	(a)(b)

Total Louisiana				37,087,112

See Notes to Schedule of Investments.

14	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.4%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/44	$3,250,000	$3,892,785
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	625,000	719,706
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,685,306
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,835,185
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,180,420

Total Maryland				9,313,402

Massachusetts - 1.7%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,299,630
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,591,260
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,291,540
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	2,214,794
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,520,970
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,411,220
Foxborough Regional Charter, Refunding	5.000%	7/1/37	1,000,000	1,145,320
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	4,000,000	5,354,560	(a)(b)
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,870,170
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,568,917
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,984,245
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,615,414
Massachusetts State Port Authority Revenue, Series A	5.000%	7/1/33	4,880,000	6,286,074	(d)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	8,111,530

Total Massachusetts				42,265,644

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	15

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 3.3%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	$2,000,000	$2,241,780
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,510,259
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	9,389,919
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	5,468,760
Michigan Finance Authority Revenue, Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	2,190,086
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	7,780,000	8,168,922	(c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,205,320
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,291,620
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,782,870
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,782,237
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,754,175
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	13,337,470
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	4,206,255
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	817,278
Trinity Health Corp., Series A, Unrefunded	5.000%	12/1/27	4,460,000	4,474,495
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,770,595	(a)(b)(d)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,866,160	(d)

See Notes to Schedule of Investments.

16	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	$1,190,000	$1,435,985
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,969,558
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,375,628
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,193,160
Walled Lake Consolidated School District, GO	5.000%	5/1/45	2,300,000	2,988,252

Total Michigan				84,220,784

Mississippi - 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	7,303,680	(a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,653,481
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	2,255,347

Total Mississippi				11,212,508

Missouri - 0.5%
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	4,037,345	(d)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,953,560	(d)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,851,870	(d)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,700,000	1,902,572

Total Missouri				12,745,347

Nebraska - 0.4%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	4,500,000	6,350,040
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,535,204	(a)(b)

Total Nebraska				8,885,244

Nevada - 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	6,183,300

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	17

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	$1,500,000	$1,577,490	(a)(b)(d)

New Jersey - 7.7%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,137,880
Refunding, AGM	5.000%	11/1/27	1,500,000	1,697,160
Refunding, AGM	5.000%	11/1/29	1,500,000	1,679,055
Refunding, AGM	5.000%	11/1/31	1,000,000	1,110,290
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,355,320
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/26	18,600,000	22,763,796
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,470,850
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,453,904
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,782,900
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,434,720
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,574,710
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,904,157
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,180,300
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.690%	3/1/28	20,000,000	19,997,600	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	4,060,000	4,417,848
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	13,236,319
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	12,375,581
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,253,810
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,917,312
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,700,000	1,975,740	(d)

See Notes to Schedule of Investments.

18	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	$2,350,000	$2,767,783
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,331,900
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,389,648
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding	5.000%	6/15/24	1,500,000	1,705,125
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	7,633,730
Transportation Program, Series AA	4.000%	6/15/37	2,250,000	2,581,785
Transportation Program, Series AA	5.000%	6/15/37	2,000,000	2,494,100
Transportation Program, Series AA	4.000%	6/15/38	3,000,000	3,426,900
Transportation Program, Series AA	5.000%	6/15/38	3,000,000	3,730,020
Transportation Program, Series BB	4.000%	6/15/36	3,750,000	4,240,087
Transportation System, Series A, Refunding	5.000%	12/15/27	1,625,000	2,003,138
Transportation System, Series A, Refunding	5.000%	12/15/28	11,375,000	14,283,701
Transportation System, Series B	5.250%	6/15/24	7,000,000	7,157,290	(e)
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	10,729,260
Series A, Refunding	5.000%	1/1/33	10,230,000	12,146,284
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	4,075,792
Series A, Refunding	5.000%	6/1/36	3,000,000	3,746,430
Township of Florence, NJ, Series A	1.750%	1/15/21	2,000,000	2,001,020

Total New Jersey				196,163,245

New Mexico - 0.1%
Bernalillo County, NM, Gross Receipts Tax Revenue, Refunding, AMBAC	5.250%	10/1/21	1,100,000	1,141,657
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	1,965,000	2,006,835	(a)(b)

Total New Mexico				3,148,492

New York - 11.2%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	12,191,900	(g)
Long Island, NY, Power Authority:
Series A, Refunding	5.000%	9/1/35	1,200,000	1,621,584
Series A, Refunding	5.000%	9/1/36	1,500,000	2,019,525

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Series A, Refunding	5.000%	9/1/37	$2,000,000	$2,679,840
Series A, Refunding	5.000%	9/1/38	1,400,000	1,868,958
Series B, Refunding	5.000%	9/1/32	5,820,000	7,099,643
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	1,315,000	1,460,965
Green Bonds, Series A-2	5.000%	11/15/45	5,250,000	6,383,265
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,908,235
Green Bonds, Series D-1	5.000%	11/15/43	1,650,000	2,011,713
Green Bonds, Series E	5.000%	11/15/29	1,000,000	1,226,990
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,488,432
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	4,449,300
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,622,500
Series B, Refunding	5.000%	11/15/37	1,660,000	1,890,723
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam at Harborside, Series A	5.875%	1/1/23	605,594	333,077
Amsterdam at Harborside, Series C	2.000%	1/1/49	107,606	10,761
New York City, NY, GO:
Subseries D-1	5.000%	3/1/37	6,500,000	8,495,435
Subseries D-1	5.000%	3/1/38	6,000,000	7,814,280
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	636,300
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	1,500,000	1,948,560
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/30	1,600,000	2,115,312
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,818,370
New York City, NY, TFA Revenue Future Tax Secured:
Series A	4.000%	11/1/38	3,000,000	3,650,880
Series C	4.000%	5/1/39	4,000,000	4,857,880
Series C	4.000%	5/1/41	5,000,000	6,027,200
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,931,550

See Notes to Schedule of Investments.

20	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	$4,000,000	$4,687,000
Refunding, Series S-2A, State Aid Withholding	5.000%	7/15/29	2,500,000	3,247,275
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	9,677,324
State Supported, Series A	5.000%	3/15/40	6,000,000	7,339,740
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	7,800,000	10,234,458
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	9,565,000	11,972,415
Series A, Unrefunded	5.000%	2/15/43	5,810,000	7,022,954
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	10,780,500	(c)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	5,341,500
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,488,017
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	296,058
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,500,713
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	1,979,370
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	5,706,792	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	7,699,730	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/35	13,335,000	14,239,513	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/37	8,000,000	8,518,400	(d)
Series C	5.000%	12/1/27	1,000,000	1,251,010

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Series C	5.000%	12/1/28	$1,250,000	$1,591,775
Series C	5.000%	12/1/29	1,300,000	1,681,108
Series C	5.000%	12/1/30	1,250,000	1,642,000
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,106,820	(d)
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds:
Series A	5.000%	3/15/41	7,945,000	10,384,989
Series C	5.000%	3/15/44	8,995,000	11,649,874
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,742,000	(d)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,730,300	(d)
Series 194, Refunding	5.000%	10/15/33	10,000,000	11,916,100
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	2,465,000	3,051,670
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,000,000	12,928,500
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	624,045
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/37	1,375,000	1,710,748
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	3,000,000	3,417,840

Total New York				283,723,716

North Carolina - 0.7%
Charlotte, NC, COP, Series P	5.000%	6/1/44	2,380,000	3,023,552
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/36	1,100,000	1,424,676
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,931,970
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,285,110
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,744,725
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	2,000,000	2,664,080
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	350,000	424,081

See Notes to Schedule of Investments.

22	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	$4,000,000	$4,950,160
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	606,445

Total North Carolina				18,054,799

Ohio - 0.9%
American Municipal Power-Ohio Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,908,597
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,600,825
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/34	1,000,000	1,334,190
Senior Bonds, Series A-2, Refunding	5.000%	6/1/35	1,000,000	1,326,980
Senior Bonds, Series A-2, Refunding	5.000%	6/1/36	750,000	989,738
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	4,500,000	5,094,675
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	4,250,000	4,665,735	(a)(b)(d)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,254,240
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/35	880,000	1,126,655
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	1,181,031
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	869,370
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	696,720
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	907,304	(d)

Total Ohio				23,956,060

Oklahoma - 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	1,081,384	5,407	*(h)

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 1.0%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	$3,170,000	$3,902,809
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,426,520
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,560,200
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	2,000,000	1,483,620
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	5,608,319
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,797,413	(d)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	500,000	610,935	(d)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,248,930	(d)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood School Board Guaranty	5.000%	6/15/32	1,250,000	1,575,700
Washington Multnomah & Yamhill Counties, OR, School District #1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,758,820

Total Oregon				24,973,266

Pennsylvania - 3.1%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	449,696
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	414,923
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,918,101
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	265,000	313,537	(f)
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	1,735,000	1,947,069
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	285,000	337,201	(e)
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,215,000	2,477,566
Diakon Lutheran Social Ministries Project	5.000%	1/1/27	125,000	147,895	(e)
Diakon Lutheran Social Ministries Project	5.000%	1/1/27	875,000	972,668

See Notes to Schedule of Investments.

24	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Penn State Health	4.000%	11/1/35	$2,000,000	$2,401,920
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,584,400
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/36	1,000,000	1,316,370
Series B	5.000%	12/1/37	1,750,000	2,296,682
Series B	5.000%	12/1/38	2,000,000	2,617,060
Series B	5.000%	12/1/39	3,000,000	3,907,440
Series B	5.000%	12/1/40	2,250,000	2,919,690
Subordinated, Series B	5.250%	12/1/31	6,750,000	7,062,660	(e)
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	7,581,981	(d)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,946,853	(d)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	3,500,000	4,543,840
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,675,652
Series B	5.000%	2/1/36	1,500,000	1,898,100
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,709,804
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	11/1/45	6,300,000	8,247,393
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,685,132
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	5,030,588

Total Pennsylvania				78,404,221

Puerto Rico - 2.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	11,600,000	12,223,500
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	2,227,500	*(h)
Series A	5.050%	7/1/42	950,000	769,500	*(h)
Series DDD, Refunding	5.000%	7/1/21	3,460,000	2,802,600	*(h)
Series TT	5.000%	7/1/37	4,775,000	3,867,750	*(h)
Series WW	5.500%	7/1/38	800,000	652,000	*(h)

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Series XX	5.250%	7/1/40	$3,250,000	$2,640,625	*(h)
Series ZZ, Refunding	5.000%	7/1/18	250,000	198,750	*(i)
Series ZZ, Refunding	5.250%	7/1/18	850,000	677,875	*(i)
Series ZZ, Refunding	5.250%	7/1/25	370,000	300,625	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	3,281,088
Restructured, Series A-1	4.550%	7/1/40	680,000	748,082
Restructured, Series A-1	5.000%	7/1/58	6,605,000	7,377,124
Restructured, Series A-2	4.329%	7/1/40	1,130,000	1,227,338
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,355,405
Restructured, Series A-2A	4.550%	7/1/40	14,250,000	15,676,710

Total Puerto Rico				57,026,472

Rhode Island - 0.3%
Providence, RI, Public Building Authority, General Revenue, Series A, NATL	5.375%	12/15/21	60,000	60,207
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,932,450
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,332,380
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,821,608

Total Rhode Island				7,146,645

South Carolina - 0.5%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	4,074,770
Refunding	5.000%	12/1/30	2,250,000	2,612,723
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	3,530,380	(d)
Series 2018	5.000%	7/1/37	2,000,000	2,470,900	(d)

Total South Carolina				12,688,773

Tennessee - 2.6%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	3,315,000	4,115,407
Memphis-Shelby County, TN, Airport Authority Revenue, Series C	5.000%	7/1/21	4,795,000	4,899,771	(d)

See Notes to Schedule of Investments.

26	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	$3,200,000	$3,923,616
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,839,195
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,781,700	(d)
Series B	5.000%	7/1/26	1,750,000	2,138,272	(d)
Tennessee State Energy Acquisition Corp., Gas Revenue, Series C	5.000%	2/1/24	25,000,000	28,187,500
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	10,343,880	(a)(b)
Series A	5.250%	9/1/24	6,885,000	7,995,550

Total Tennessee				65,224,891

Texas - 9.9%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	806,637
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	1,129,805
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	862,533
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	4,240,537
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	3,123,693	(d)
Series B	5.000%	11/15/30	5,640,000	7,317,336	(d)
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	1,500,000	1,937,715
GO	5.000%	2/15/30	2,000,000	2,574,540
GO	5.000%	2/15/31	2,250,000	2,888,955
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	11,443,900
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	11,414,300
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	3,500,000	4,392,675

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	27

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	$7,500,000	$9,086,250
Series A, Refunding	5.000%	12/1/35	5,000,000	6,041,350
Series A, Refunding	5.000%	12/1/36	4,250,000	5,126,010
El Paso, TX, GO:
Series A, Refunding	5.000%	8/15/30	1,000,000	1,341,790
Series A, Refunding	5.000%	8/15/31	1,250,000	1,669,488
Series A, Refunding	5.000%	8/15/32	1,000,000	1,329,030
Series A, Refunding	5.000%	8/15/33	1,000,000	1,322,820
Series A, Refunding	4.000%	8/15/34	1,000,000	1,235,020
Tax and Revenue Certificates of Obligation	5.000%	8/15/30	1,040,000	1,395,462
Tax and Revenue Certificates of Obligation	5.000%	8/15/31	860,000	1,148,607
Tax and Revenue Certificates of Obligation	5.000%	8/15/32	1,000,000	1,329,030
Tax and Revenue Certificates of Obligation	5.000%	8/15/33	1,000,000	1,322,820
Tax and Revenue Certificates of Obligation	4.000%	8/15/34	500,000	617,510
Tax and Revenue Certificates of Obligation	4.000%	8/15/35	1,445,000	1,778,506
Frisco, TX, Independent School District, Series D, Refunding, PSF-GTD	4.000%	8/15/42	1,100,000	1,324,785
Galveston, TX, Wharves & Terminal Revenue:
Refunding	5.000%	2/1/22	2,055,000	2,061,638
Refunding	5.000%	2/1/26	2,000,000	2,002,740
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	6,466,985
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,050,580	(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	761,184
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	10,380,150
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,500,000	1,686,210	(d)
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	5,099,130	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	3,302,228	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,792,970	(d)

See Notes to Schedule of Investments.

28	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	$1,665,000	$2,113,601
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	2,269,872
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,760,950
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,759,150
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,480,125	(d)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,092,568	(d)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,374,256	(d)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	250,000	256,753
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,992,300
First Tier, Series A, Refunding	5.000%	1/1/34	700,000	971,593
First Tier, Series A, Refunding	5.000%	1/1/35	400,000	563,972
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	611,390
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,590,129
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	19,966,912
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,514,200
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	4,532,290	(d)
Series A, Refunding	5.000%	10/1/37	3,425,000	4,423,730	(d)
Series A, Refunding	5.000%	10/1/38	3,500,000	4,509,750	(d)
Prosper, TX, ISD, Unlimited Tax School Building, PSF-GTD	5.000%	2/15/41	3,290,000	4,283,547
SA Energy Acquisition PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,059,300
Socorro, TX, ISD, GO, School Building, PSF-GTD	5.000%	8/15/41	5,200,000	6,471,348
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	2,154,057

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	29

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	$1,890,000	$2,129,917
Texas Private Activity Bond Surface Transportation Corp., Revenue, LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	6/30/38	1,750,000	2,065,210
Texas Public Finance Authority, Lease Revenue:
Refunding	4.000%	2/1/35	2,000,000	2,436,540
Refunding	4.000%	2/1/36	2,325,000	2,823,457
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	18,700,000	22,448,041
Texas State Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	800,000	941,880
West Harris County, TX, Regional Water Authority, Series W	4.000%	12/15/45	2,100,000	2,516,010

Total Texas				249,917,767

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	1,490,000	1,490,090
Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	3,565,000	3,524,359
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	730,000	702,121
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,350,000	3,363,266

Total U.S. Virgin Islands				9,079,836

Utah - 0.4%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,623,040	(d)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,489,675
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	2,222,616

See Notes to Schedule of Investments.

30	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Series 2019	4.000%	10/15/33	$600,000	$665,778
Series 2019	4.000%	10/15/36	1,000,000	1,100,340

Total Utah				9,101,449

Vermont - 0.0%††
University of Vermont & State Agricultural College, Series A	5.000%	10/1/44	1,000,000	1,241,270

Virginia - 1.6%
Arlington County, VA, IDA Revenue:
Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,495,483
Virginia Hospital Center, Refunding	5.000%	7/1/32	1,050,000	1,404,428
Hampton Roads, VA, Transportation Accountability Commission, Intermediate Lien, Series A	5.000%	7/1/22	5,000,000	5,351,950
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,708,455
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	5,500,000	6,329,950
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,862,502	(d)
National Senior Campuses, Inc., Series A	5.000%	1/1/32	1,000,000	1,237,980
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	4,830,234	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/24	2,900,000	3,067,243	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/25	3,875,000	4,092,155	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	1/1/26	3,290,000	3,471,147	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/26	4,700,000	4,954,505	(d)
The Obligated Group of National Senior Campuses Inc., Series A	5.000%	1/1/31	1,000,000	1,243,980

Total Virginia				41,050,012

Washington - 2.0%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,992,850
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	10,250,830

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	31

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - (continued)
Project One, Series A, Refunding	5.000%	7/1/28	$10,000,000	$12,005,400
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	4,013,958	(d)
Series 2019	5.000%	4/1/32	2,775,000	3,507,739	(d)
Series A	5.000%	5/1/36	4,000,000	4,783,640	(d)
Port of Seattle, WA, Revenue, Series B, Refunding	5.000%	9/1/24	2,300,000	2,364,860	(d)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,900,000	3,506,245	(a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	625,000	811,319
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/39	500,000	647,535
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/40	700,000	904,169
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,543,980

Total Washington				51,332,525

West Virginia - 0.5%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	6,500,000	6,603,675	(a)(b)(d)
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	3,750,000	4,827,788	(a)(b)

Total West Virginia				11,431,463

Wisconsin - 1.1%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,911,349
Series A, Refunding	5.000%	11/1/32	2,000,000	2,317,340
Series A, Refunding	5.000%	11/1/33	2,000,000	2,314,880
Series A, Refunding	5.000%	11/1/34	2,000,000	2,312,420
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	2,800,000	2,501,996	(c)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,683,744	(c)
Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	1,700,000	1,987,215

See Notes to Schedule of Investments.

32	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Renown Regional Medical Center Project, Series A	5.000%	6/1/36	$2,250,000	$2,888,280
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	7,000,000	8,516,200

Total Wisconsin				27,433,424

Total Municipal Bonds (Cost - $2,272,447,204)				2,451,982,922

Municipal Bonds Deposited in Tender Option Bond Trust(j) - 1.2%
New York - 1.2%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $29,842,985)	4.000%	3/15/41	25,170,000	29,928,768

Collateralized Mortgage Obligations(k) - 0.4%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	8/15/51	5,731,645	5,819,684
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	8/15/51	3,224,051	3,273,572

Total Collateralized Mortgage Obligations (Cost - $8,955,696)				9,093,256

			SHARES
Statutory Trust Certificates - 0.0%††
CMS Liquidating Trust (Cost - $989,420)			200	308,530	*(l)(m)

Total Investments before Short-Term Investments (Cost - $2,312,235,305)				2,491,313,476

			FACE AMOUNT
Short-Term Investments - 1.4%
Municipal Bonds - 1.4%
Arizona - 0.0%††
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Company	0.100%	11/15/52	470,000	470,000	(n)(o)

California - 0.0%††
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.080%	11/1/35	300,000	300,000	(n)(o)

Florida - 0.0%††
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	0.110%	11/1/38	300,000	300,000	(n)(o)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	33

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 0.0%††
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	0.090%	11/1/39	$410,000	$410,000	(n)(o)

Minnesota - 0.0%††
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.100%	11/15/48	500,000	500,000	(n)(o)
St Paul, MN, Housing & Redevelopment Authority Revenue, Allina Health System, Series B-1, LOC - JPMorgan Chase	0.080%	11/15/35	300,000	300,000	(n)(o)

Total Minnesota				800,000

Mississippi - 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.100%	12/1/30	1,850,000	1,850,000	(n)(o)
Chevron USA Inc. Project, Series D	0.100%	11/1/35	400,000	400,000	(n)(o)

Total Mississippi				2,250,000

Missouri - 0.0%††
Missouri State HEFA Revenue, Educational Facilities, Saint Louis University, Series B-2 LOC - Wells Fargo Bank N.A.	0.100%	10/1/35	400,000	400,000	(n)(o)

New Jersey - 0.1%
New Jersey State Health Care Facilities Financing Authority, Series E, LOC - TD Bank N.A.	0.040%	7/1/43	2,250,000	2,250,000	(n)(o)

New York - 1.0%
MTA, NY, Transportation Revenue:
Subseries D-2, LOC - Landesbank Hessen- Thueringen	0.130%	11/1/35	200,000	200,000	(n)(o)
Subseries G-2, Refunding, LOC - TD Bank N.A.	0.080%	11/1/32	750,000	750,000	(n)(o)
New York City, NY, GO:
Series D-5, LOC - PNC Bank N.A.	0.110%	8/1/41	400,000	400,000	(n)(o)
Subordinated, Subseries I-4, LOC - TD Bank N.A.	0.110%	4/1/36	200,000	200,000	(n)(o)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.090%	4/1/42	600,000	600,000	(n)(o)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.100%	6/15/33	5,870,000	5,870,000	(n)(o)

See Notes to Schedule of Investments.

34	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.110%	6/15/48	$5,755,000	$5,755,000	(n)(o)
New York City, NY, TFA Revenue Future Tax Secured:
Series A, Refunding, SPA - TD Bank N.A.	0.110%	11/1/29	1,550,000	1,550,000	(n)(o)
Subordinated, Subseries B-4, SPA - JPMorgan Chase & Co.	0.100%	8/1/42	3,700,000	3,700,000	(n)(o)
New York State HFA Revenue, 455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.130%	5/1/41	3,300,000	3,300,000	(d)(n)(o)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series C, Refunding, LOC - State Street Bank & Trust Co.	0.080%	1/1/32	275,000	275,000	(n)(o)
Series F, Refunding, LOC - Citibank N.A.	0.060%	11/1/32	1,150,000	1,150,000	(n)(o)

Total New York				23,750,000

Pennsylvania - 0.0%††
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.110%	7/1/34	200,000	200,000	(n)(o)

Texas - 0.2%
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	0.080%	11/1/41	4,600,000	4,600,000	(n)(o)

Total Short-Term Investments (Cost - $35,730,000)				35,730,000

Total Investments - 99.7% (Cost - $2,347,965,305)				2,527,043,476
TOB Floating Rate Notes - (0.7)%				(18,875,000)
Other Assets in Excess of Other Liabilities - 1.0%				27,574,142

Total Net Assets - 100.0%				$2,535,742,618

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	35

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	The coupon payment on this security is currently in default as of December 31, 2020.

(i)	The maturity principal is currently in default as of December 31, 2020.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

36	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Government Organizations
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

At December 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	315	3/21	$67,546,557	$67,272,187	$274,370

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	37

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

38	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

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Notes to Schedule of Investments (unaudited) (cont’d)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,451,982,922	—	$2,451,982,922
Municipal Bonds Deposited in Tender Option Bond Trust	—	29,928,768	—	29,928,768
Collateralized Mortgage Obligations	—	9,093,256	—	9,093,256
Statutory Trust Certificates	—	—	$308,530	308,530

Total Long-Term Investments	—	2,491,004,946	308,530	2,491,313,476

Short-Term Investments†	—	35,730,000	—	35,730,000

Total Investments	—	$2,526,734,946	$308,530	$2,527,043,476

Other Financial Instruments:
Futures Contracts	$274,370	—	—	$274,370

Total	$274,370	$2,526,734,946	$308,530	$2,527,317,846

†	See Schedule of Investments for additional detailed categorizations.

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